UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
				Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2004

Check Here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):	[  ] is a restatement
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Killian Asset Management
Address:	1250 West Northwest Highway
		Suite 600
		Palatine, IL 60067

13F File Number:  28-3528

The institutional investment manager filing this report and the Person by whom it is signed hereby represent that the person Signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:		Kathleen McLaughlin
Title:  	Chief Financial Officer
Phone:		847-359-8585
Signature, Place, and Date of Signing:

	Kathleen McLaughlin	Palatine, IL	August 6, 2004
Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ] 		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	64
Form 13F Information Table Value Total:	$236517



List of Other Included Managers:		None

                                                KILLIAN ASSET MANAGEMENT CORPORATION
                                                              FORM 13F
                                                            June 30, 2004
                                                          Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

3M Company                     COM              88579Y101      720     8000 SH       Sole                     8000
AT&T Corp Wireless             COM              00209A106     3879   270881 SH       Sole                   270881
American International         COM              026874107     8050   112935 SH       Sole                   112935
Amgen                          COM              031162100     2095    38400 SH       Sole                    38400
Applied Materials Inc          COM              038222105     2757   140500 SH       Sole                   140500
Arrow Electronics, Inc.        COM              042735100     3417   127400 SH       Sole                   127400
Avnet Inc                      COM              053807103      338    14900 SH       Sole                    14900
BankAmerica Corp               COM              060505104     6558    77502 SH       Sole                    77502
Burlington Resources           COM              122014103      232     6400 SH       Sole                     6400
CVS Corporation                COM              126650100     5975   142200 SH       Sole                   142200
Caterpillar Inc                COM              149123101     3694    46500 SH       Sole                    46500
Cendant Corp                   COM              151313103     3927   160400 SH       Sole                   160400
ChevronTexaco Corp             COM              166764100     8226    87410 SH       Sole                    87410
Choicepoint Inc                COM              170388102     2406    52697 SH       Sole                    52697
Cisco Systems                  COM              17275R102     8708   367440 SH       Sole                   367440
Citigroup Inc                  COM              172967101     7575   162899 SH       Sole                   162899
Clear Channel Comm Com         COM              184502102     2938    79500 SH       Sole                    79500
Clorox Co                      COM              189054109     3130    58200 SH       Sole                    58200
Dell Inc.                      COM              24702R101     3195    89200 SH       Sole                    89200
Devon Energy Corp              COM              25179M103     2726    41300 SH       Sole                    41300
Duke Energy Corp               COM              264399106     2540   125200 SH       Sole                   125200
E M C Corp                     COM              268648102     3922   344000 SH       Sole                   344000
Eaton Corp                     COM              278058102     1224    18900 SH       Sole                    18900
Ensco Intl Inc                 COM              26874Q100     2639    90700 SH       Sole                    90700
Exxon Mobil Corp               COM              30231G102     8401   189176 SH       Sole                   189176
Federated Dept Stores          COM              31410H101     4792    97600 SH       Sole                    97600
First Data Corp                COM              319963104     5641   126700 SH       Sole                   126700
Flextronics Intl Ltd           COM              Y2573F102     2640   165500 SH       Sole                   165500
General Electric Company       COM              369604103     4439   137000 SH       Sole                   137000
General Motors Corp            COM              370442105     2887    61973 SH       Sole                    61973
Intel Corp                     COM              458140100     4747   172000 SH       Sole                   172000
International Paper            COM              460146103     7456   166800 SH       Sole                   166800
Intl Business Machines         COM              459200101     4165    47250 SH       Sole                    47250
Johnson & Johnson              COM              478160104     4255    76400 SH       Sole                    76400
Kimberly-Clark                 COM              494368103     1805    27404 SH       Sole                    27404
L-3 Communications             COM              502424104     3233    48400 SH       Sole                    48400
Lockheed Martin Corp.          COM              539830109     3245    62300 SH       Sole                    62300
Mc Donalds Corporation         COM              580135101     3614   139000 SH       Sole                   139000
Merrill Lynch & Co Inc         COM              590188108     1959    36300 SH       Sole                    36300
Microsoft Corp                 COM              594918104     6983   244500 SH       Sole                   244500
Morgan Stanley                 COM              617446448     2707    51300 SH       Sole                    51300
Nike Inc CL B                  COM              654106103     2651    35000 SH       Sole                    35000
Nokia Corp ADR                 COM              654902204     2914   200400 SH       Sole                   200400
Northern Trust Corp            COM              665859104     1095    25900 SH       Sole                    25900
Oracle Corp                    COM              68389X105     1681   140900 SH       Sole                   140900
PNC Financial Svcs Group       COM              693475105     1274    24000 SH       Sole                    24000
Pepsico Inc                    COM              713448108     3276    60800 SH       Sole                    60800
Pfizer Inc                     COM              717081103     6698   195385 SH       Sole                   195385
Procter Gamble Co              COM              742718109     6576   120800 SH       Sole                   120800
Schwab Charles CP New Com      COM              808513105     2306   240000 SH       Sole                   240000
Sears Roebuck & Company        COM              812387108     3304    87500 SH       Sole                    87500
State Street Corp              COM              857477103     2839    57900 SH       Sole                    57900
Target Corp                    COM              87612e106     6434   151500 SH       Sole                   151500
Texas Instruments Inc          COM              882508104     4468   184800 SH       Sole                   184800
The Allstate Corporation       COM              020002101     4222    90700 SH       Sole                    90700
Time Warner Inc                COM              887317105     3572   203200 SH       Sole                   203200
Transocean Sedco Forex         COM              G90078109      999    34533 SH       Sole                    34533
United Parcel Service          COM              911312106     2165    28800 SH       Sole                    28800
United Technologies Corp       COM              913017109     6229    68090 SH       Sole                    68090
Verisign Inc                   COM              92343E102     1492    75000 SH       Sole                    75000
Viacom Inc CL B                COM              925524308     1357    38000 SH       Sole                    38000
Wal-Mart Stores                COM              931142103     1319    25000 SH       Sole                    25000
Wyeth                          COM              983024100      929    25700 SH       Sole                    25700
duPont (EI) deNemours          COM              263534109     4873   109700 SH       Sole                   109700
REPORT SUMMARY                 64 DATA RECORDS              236517            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
